PGIM QMA International Equity Fund
Schedule of Investments as of January 31, 2020 (unaudited)
Description	Shares	Value
Long-Term Investments 99.6%
Common Stocks 96.8%
Australia 4.7%
Aristocrat Leisure Ltd.	5,432	$ 129,204
ASX Ltd.	1,758	99,420
BHP Group Ltd.	27,830	719,227
BHP Group PLC	10,092	219,225
Coles Group Ltd.	10,869	119,199
Coronado Global Resources, Inc., CDI, 144A	209,694	281,641
CSL Ltd.	4,311	885,249
Fortescue Metals Group Ltd.	184,723	1,373,278
Macquarie Group Ltd.	7,004	669,817
Magellan Financial Group Ltd.	30,272	1,333,071
Rio Tinto Ltd.	3,508	226,897
Rio Tinto PLC	10,705	573,791
Santos Ltd.	258,095	1,469,866
Wesfarmers Ltd.	10,851	325,223
Woolworths Group Ltd.	51,742	1,438,325
		9,863,433
Austria 1.4%
ams AG*	13,788	561,450
BAWAG Group AG, 144A*	16,295	707,835
OMV AG	14,052	700,296
Telekom Austria AG	36,408	292,413
Wienerberger AG	23,821	676,767
		2,938,761
Belgium 0.6%
KBC Group NV	16,525	1,209,949
Brazil 0.9%
Banco Bradesco SA	14,760	107,807
Banco do Brasil SA	97,400	1,098,496
Cia de Saneamento do Parana, UTS	18,300	430,643
Petroleo Brasileiro SA	33,100	234,574
WEG SA	10,700	98,940
		1,970,460
Canada 5.6%
Alimentation Couche-Tard, Inc. (Class B Stock)	4,700	157,081
B2Gold Corp.	28,400	122,965
BCE, Inc.	1,600	75,394

PGIM QMA International Equity Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Canada (cont’d.)
Canadian Pacific Railway Ltd.	400	$ 106,256
Cogeco Communications, Inc.	8,000	628,079
Cogeco, Inc.	7,600	532,471
Corus Entertainment, Inc. (Class B Stock)	133,400	506,021
Great-West Lifeco, Inc.	3,100	80,323
iA Financial Corp., Inc.	1,500	82,549
Loblaw Cos. Ltd.	13,300	695,853
Manulife Financial Corp.	86,100	1,677,239
National Bank of Canada	22,300	1,237,335
Power Financial Corp.	38,000	986,323
Quebecor, Inc. (Class B Stock)	3,300	81,889
Restaurant Brands International, Inc.	2,200	134,221
SmartCentres Real Estate Investment Trust, REIT	29,200	693,042
Sun Life Financial, Inc.	34,200	1,607,922
Suncor Energy, Inc.	6,300	192,561
TC Energy Corp.	28,800	1,579,278
Teck Resources Ltd. (Class B Stock)	47,000	607,299
		11,784,101
Chile 0.7%
AES Gener SA	2,668,288	496,449
Colbun SA	1,752,740	255,147
Engie Energia Chile SA	492,900	689,863
		1,441,459
China 9.3%
Alibaba Group Holding Ltd., ADR*	18,500	3,821,915
Anhui Conch Cement Co. Ltd. (Class H Stock)	143,000	907,846
Asia Cement China Holdings Corp.	217,500	272,123
Bank of Beijing Co. Ltd. (Class A Stock)	143,900	108,922
Bank of China Ltd. (Class H Stock)	3,271,000	1,262,091
Bank of Communications Co. Ltd. (Class H Stock)	1,627,000	1,037,125
Bank of Jiangsu Co. Ltd. (Class A Stock)	83,400	81,153
Bank of Nanjing Co. Ltd. (Class A Stock)	82,300	93,756
Bank of Shanghai Co. Ltd. (Class A Stock)	87,300	109,491
BOC Hong Kong Holdings Ltd.	35,500	116,801
China BlueChemical Ltd. (Class H Stock)	482,000	102,358
China Coal Energy Co. Ltd. (Class H Stock)	1,167,000	397,387
China Minsheng Banking Corp. Ltd. (Class H Stock)	1,521,000	1,056,951
China National Building Material Co. Ltd. (Class H Stock)	230,000	219,447
China National Chemical Engineering Co. Ltd. (Class A Stock)	92,200	89,811
CITIC Ltd.	886,000	1,000,836
CNOOC Ltd.	495,000	744,016

PGIM QMA International Equity Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
China (cont’d.)
Fujian Sunner Development Co. Ltd. (Class A Stock)	30,700	$ 89,755
Gemdale Corp. (Class A Stock)	60,400	110,266
Greenland Holdings Corp. Ltd. (Class A Stock)	111,600	100,875
Industrial & Commercial Bank of China Ltd. (Class H Stock)	1,638,000	1,082,540
JD.com, Inc., ADR*	6,700	252,523
JinkoSolar Holding Co. Ltd., ADR*(a)	31,300	585,310
Luxshare Precision Industry Co. Ltd. (Class A Stock)	15,800	94,448
Luzhou Laojiao Co. Ltd. (Class A Stock)	8,300	94,971
Metallurgical Corp. of China Ltd. (Class H Stock)	1,616,000	314,517
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	143,500	1,609,549
Poly Developments & Holdings Group Co. Ltd. (Class A Stock)	53,900	112,226
Sany Heavy Industry Co. Ltd. (Class A Stock)	65,500	144,860
Shaanxi Coal Industry Co. Ltd. (Class A Stock)	90,500	105,562
Shanghai Pudong Development Bank Co. Ltd. (Class A Stock)	67,200	104,890
Shui On Land Ltd.	616,000	122,817
Tencent Holdings Ltd.	27,500	1,305,242
Weichai Power Co. Ltd. (Class H Stock)	776,000	1,352,803
Wens Foodstuffs Group Co. Ltd. (Class A Stock)	19,700	90,128
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd. (Class A Stock)	28,100	125,659
XCMG Construction Machinery Co. Ltd. (Class A Stock)	151,300	109,730
Yum China Holdings, Inc.	3,400	146,438
Zoomlion Heavy Industry Science & Technology Co. Ltd. (Class A Stock)	119,000	106,050
		19,583,188
Colombia 0.4%
Ecopetrol SA	996,762	926,814
Denmark 0.7%
Novo Nordisk A/S (Class B Stock)	16,819	1,028,962
Scandinavian Tobacco Group A/S, 144A	32,739	429,127
		1,458,089
Finland 0.3%
Kone OYJ (Class B Stock)	3,070	198,101
Metso OYJ	2,019	71,513
Neste OYJ	10,593	421,102
		690,716
France 6.3%
Aeroports de Paris	425	80,386

PGIM QMA International Equity Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
France (cont’d.)
Airbus SE	5,227	$ 769,638
Alstom SA	8,694	460,806
Amundi SA, 144A	1,087	87,933
BNP Paribas SA	31,157	1,651,363
Credit Agricole SA	68,164	921,063
Dassault Systemes SE	1,191	206,314
Eiffage SA	748	86,635
Hermes International	1,639	1,225,214
Klepierre SA, REIT	31,459	1,069,233
Legrand SA	15,512	1,241,698
LVMH Moet Hennessy Louis Vuitton SE	5,597	2,441,637
Peugeot SA	55,066	1,127,693
Safran SA	9,276	1,495,215
TOTAL SA	3,502	171,169
Vivendi SA	10,041	275,563
		13,311,560
Germany 4.4%
adidas AG	1,699	537,307
Allianz SE	9,122	2,180,848
Amadeus Fire AG	1,263	214,449
Bayer AG	3,609	291,366
Deutsche Pfandbriefbank AG, 144A	45,509	733,856
Deutsche Telekom AG	97,342	1,576,290
Fresenius Medical Care AG & Co. KGaA	2,093	161,425
Fresenius SE & Co. KGaA	3,779	193,040
Henkel AG & Co. KGaA	1,391	128,350
Merck KGaA	9,697	1,241,207
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3,129	923,610
SAP SE	891	115,936
Siemens Healthineers AG, 144A	10,440	489,556
Varta AG*(a)	5,025	428,356
		9,215,596
Greece 0.9%
Hellenic Telecommunications Organization SA	73,442	1,095,454
JUMBO SA	34,902	708,880
OPAP SA	6,762	84,073
		1,888,407
Hong Kong 0.7%
AIA Group Ltd.	13,400	131,658

PGIM QMA International Equity Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Hong Kong (cont’d.)
K Wah International Holdings Ltd.	1,254,000	$ 609,390
Shun Tak Holdings Ltd.	1,408,000	605,187
Swire Pacific Ltd. (Class A Stock)	17,000	148,653
WH Group Ltd., 144A	85,500	80,504
		1,575,392
India 1.4%
Bajaj Finance Ltd.	1,625	99,104
Balrampur Chini Mills Ltd.	262,161	609,947
Bata India Ltd.	4,405	111,165
ITC Ltd.	31,126	102,579
NTPC Ltd.	39,307	62,262
Oil & Natural Gas Corp. Ltd.	530,005	806,257
Polycab India Ltd.	35,707	492,656
Power Grid Corp. of India Ltd.	238,540	625,208
		2,909,178
Indonesia 0.1%
Japfa Comfeed Indonesia Tbk PT	1,365,200	149,577
Ireland 0.1%
CRH PLC	7,635	286,184
Israel 0.3%
Israel Chemicals Ltd.	18,598	78,776
Strauss Group Ltd.	16,045	472,084
		550,860
Italy 1.4%
Buzzi Unicem SpA	22,721	530,951
Enel SpA	251,466	2,189,169
Ferrari NV	1,146	193,613
		2,913,733
Japan 17.1%
77 Bank Ltd. (The)	39,400	597,369
Advantest Corp.	1,800	94,877
Alfresa Holdings Corp.	3,400	68,452
Asahi Group Holdings Ltd.	6,600	307,173
Astellas Pharma, Inc.	101,100	1,793,206
Bandai Namco Holdings, Inc.	2,300	133,719

PGIM QMA International Equity Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
Central Japan Railway Co.	1,300	$ 255,395
Chubu Electric Power Co., Inc.	36,700	499,909
Chugai Pharmaceutical Co. Ltd.	3,600	369,328
Dai-ichi Life Holdings, Inc.	9,700	144,312
EDION Corp.	61,700	641,673
FUJIFILM Holdings Corp.	3,500	174,120
Fujitsu Ltd.	1,800	191,415
Hankyu Hanshin Holdings, Inc.	2,100	85,293
Hikari Tsushin, Inc.	500	122,992
Hoya Corp.	15,600	1,500,942
ITOCHU Corp.	56,700	1,326,281
Japan Petroleum Exploration Co. Ltd.	14,600	355,680
Japan Tobacco, Inc.	60,700	1,284,540
Kansai Electric Power Co., Inc. (The)	8,300	93,464
KDDI Corp.	56,800	1,702,443
Medipal Holdings Corp.	42,500	903,107
Mitsubishi Estate Co. Ltd.	60,300	1,180,064
Mitsubishi UFJ Financial Group, Inc.	359,800	1,849,461
NEC Corp.	2,200	98,322
Nippon Building Fund, Inc., REIT	12	97,234
Nippon Telegraph & Telephone Corp.	65,368	1,665,213
Nishi-Nippon Financial Holdings, Inc.	83,900	553,152
Nomura Holdings, Inc.	197,000	1,008,904
Nomura Real Estate Holdings, Inc.	16,200	399,498
Nomura Research Institute Ltd.	51,800	1,146,102
NTT DOCOMO, Inc.	50,000	1,421,253
Obayashi Corp.	93,600	1,029,050
Obic Co. Ltd.	10,700	1,457,857
Oriental Land Co. Ltd.	4,600	600,337
Otsuka Corp.	26,200	1,021,361
Otsuka Holdings Co. Ltd.	3,700	164,751
Recruit Holdings Co. Ltd.	42,800	1,671,493
Secom Co. Ltd.	5,800	514,055
Seibu Holdings, Inc.	4,900	76,507
Sekisui House Ltd.	5,800	124,819
Shimizu Corp.	9,500	97,642
Shionogi & Co. Ltd.	10,900	650,448
Softbank Corp.	26,700	366,549
Sony Corp.	32,700	2,273,961
Sumitomo Mitsui Financial Group, Inc.	39,800	1,400,253
Sumitomo Mitsui Trust Holdings, Inc.	2,700	99,666
Sumitomo Realty & Development Co. Ltd.	3,100	114,227
Taisei Corp.	2,000	79,789
Tokyo Electron Ltd.	2,700	590,955

PGIM QMA International Equity Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
Torii Pharmaceutical Co. Ltd.	5,200	$ 177,619
Toyota Motor Corp.	5,733	399,198
Toyota Tsusho Corp.	2,300	79,521
West Japan Railway Co.	13,400	1,135,214
		36,190,165
Jordan 0.2%
Hikma Pharmaceuticals PLC	20,865	503,310
Macau 0.0%
Galaxy Entertainment Group Ltd.	402	2,613
Mexico 0.8%
America Movil SAB de CV (Class L Stock)	1,044,300	863,825
Concentradora Fibra Danhos SA de CV, REIT	129,649	199,666
Fibra Uno Administracion SA de CV, REIT	238,800	392,408
Wal-Mart de Mexico SAB de CV	50,800	148,645
		1,604,544
Netherlands 2.3%
Adyen NV, 144A*	1,113	1,023,533
ASML Holding NV	329	92,387
ASR Nederland NV	16,777	625,015
Koninklijke Ahold Delhaize NV	62,612	1,536,356
Royal Dutch Shell PLC (Class A Stock)	41,829	1,100,420
Royal Dutch Shell PLC (Class B Stock)	6,509	171,548
Wolters Kluwer NV	3,399	255,481
		4,804,740
New Zealand 0.0%
Fisher & Paykel Healthcare Corp. Ltd.	5,866	87,792
Norway 0.6%
DNB ASA	70,332	1,234,264
Pakistan 0.8%
Engro Corp. Ltd.	343,000	757,727
Engro Fertilizers Ltd.	643,000	282,022
Fauji Fertilizer Co. Ltd.	536,500	365,205
Oil & Gas Development Co. Ltd.	209,200	186,255
		1,591,209

PGIM QMA International Equity Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Peru 0.1%
Credicorp Ltd.	700	$ 144,606
Poland 0.2%
Asseco Poland SA	15,416	254,095
KGHM Polska Miedz SA*	6,040	141,810
Powszechna Kasa Oszczednosci Bank Polski SA	11,619	102,327
		498,232
Portugal 0.1%
Sonae SGPS SA	168,599	157,215
Russia 1.3%
Gazprom PJSC, ADR(a)	102,260	716,804
LUKOIL PJSC, ADR	9,253	946,096
MMC Norilsk Nickel PJSC, ADR	5,788	187,213
Novatek PJSC, GDR	3,536	637,676
Tatneft PJSC, ADR	4,631	333,900
		2,821,689
Saudi Arabia 0.0%
Saudi Telecom Co.	3,558	86,509
Singapore 1.0%
DBS Group Holdings Ltd.	72,800	1,341,149
Mapletree Commercial Trust, REIT	267,100	458,486
United Overseas Bank Ltd.	17,500	326,430
		2,126,065
South Africa 2.2%
African Rainbow Minerals Ltd.	23,913	268,233
Anglo American Platinum Ltd.	13,482	1,079,352
Anglo American PLC	60,058	1,565,812
Impala Platinum Holdings Ltd.*	92,031	864,513
Investec Property Fund Ltd., REIT	94,416	87,827
Kumba Iron Ore Ltd.	20,568	478,142
Momentum Metropolitan Holdings	155,175	207,062
		4,550,941
South Korea 3.9%
Daishin Securities Co. Ltd.*	23,268	206,410
Hana Financial Group, Inc.	25,245	698,676

PGIM QMA International Equity Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
South Korea (cont’d.)
Hyundai Mobis Co. Ltd.	5,781	$ 1,103,645
Kia Motors Corp.	35,244	1,200,573
Korea Petrochemical Ind Co. Ltd.	1,778	138,167
KT&G Corp.	9,324	742,204
POSCO	3,237	587,155
Samsung Electronics Co. Ltd.	69,089	3,229,676
Taekwang Industrial Co. Ltd.*	355	277,098
		8,183,604
Spain 1.7%
ACS Actividades de Construccion y Servicios SA	29,383	975,446
Aena SME SA, 144A	5,800	1,073,491
Banco Bilbao Vizcaya Argentaria SA	85,680	440,637
Iberdrola SA	7,994	87,338
Industria de Diseno Textil SA	32,967	1,107,646
		3,684,558
Sweden 2.8%
Atlas Copco AB (Class A Stock)	33,422	1,183,254
Atlas Copco AB (Class B Stock)	3,502	108,777
Boliden AB	20,157	478,045
Essity AB (Class B Stock)	5,277	166,557
Evolution Gaming Group AB, 144A	23,460	724,778
Hennes & Mauritz AB (Class B Stock)	34,896	765,071
Skandinaviska Enskilda Banken AB (Class A Stock)	138,344	1,364,931
Volvo AB (Class B Stock)	60,806	1,036,726
		5,828,139
Switzerland 5.0%
Belimo Holding AG	50	350,334
Chocoladefabriken Lindt & Spruengli AG	1	93,081
Nestle SA	18,514	2,040,097
Novartis AG	34,003	3,206,378
Roche Holding AG	10,860	3,644,896
Zurich Insurance Group AG	3,010	1,247,446
		10,582,232
Taiwan 3.9%
Compeq Manufacturing Co. Ltd.	52,000	69,222
Hon Hai Precision Industry Co. Ltd.	478,000	1,301,482
International Games System Co. Ltd.	40,000	639,083

PGIM QMA International Equity Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Taiwan (cont’d.)
Lite-On Technology Corp.	47,000	$ 72,747
MediaTek, Inc.	79,000	1,000,571
Radiant Opto-Electronics Corp.	166,000	572,039
Taiwan Semiconductor Manufacturing Co. Ltd.	236,000	2,438,091
Tripod Technology Corp.	155,000	571,113
Unimicron Technology Corp.	177,000	221,528
Yuanta Financial Holding Co. Ltd.	1,976,000	1,278,498
Zhen Ding Technology Holding Ltd.	19,000	74,466
		8,238,840
Thailand 1.1%
Advanced Info Service PCL	136,700	889,404
Com7 PCL (Class F Stock)	771,300	662,758
Plan B Media PCL (Class F Stock)	3,029,300	573,792
WHA Utilities and Power PCL	1,170,100	191,717
		2,317,671
Turkey 1.2%
Anadolu Efes Biracilik Ve Malt Sanayii A/S	158,531	657,222
Coca-Cola Icecek A/S	107,736	836,936
Enerjisa Enerji A/S, 144A	416,363	564,640
Tekfen Holding A/S	146,785	473,050
		2,531,848
United Kingdom 9.1%
3i Group PLC	101,849	1,481,508
AstraZeneca PLC	1,387	135,566
Barclays PLC	157,124	347,909
Berkeley Group Holdings PLC	18,228	1,259,095
BP PLC	26,474	159,749
British American Tobacco PLC	45,837	2,017,475
Burberry Group PLC	3,335	85,803
CK Hutchison Holdings Ltd.	98,000	862,890
Dart Group PLC	32,397	730,605
Dialog Semiconductor PLC*	14,019	617,370
Fiat Chrysler Automobiles NV	64,960	845,316
GlaxoSmithKline PLC	94,512	2,217,916
Great Portland Estates PLC, REIT	13,062	160,763
HSBC Holdings PLC	54,036	393,346
Imperial Brands PLC	49,831	1,278,512
J Sainsbury PLC	113,562	302,570
JD Sports Fashion PLC	66,953	725,214

PGIM QMA International Equity Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
United Kingdom (cont’d.)
Legal & General Group PLC	438,760	$ 1,766,833
Mitchells & Butlers PLC*	49,461	261,739
Tate & Lyle PLC	74,278	775,185
Tesco PLC	91,806	298,727
Unilever NV	32,810	1,911,822
Unilever PLC	10,499	626,238
		19,262,151
United States 1.2%
Carnival PLC	1,855	75,720
CyberArk Software Ltd.*	9,400	1,299,362
Ferguson PLC	13,825	1,238,358
		2,613,440

Total Common Stocks (cost $180,485,162)		204,313,834
Exchange-Traded Funds 1.3%
United States
iShares MSCI EAFE ETF	28,400	1,916,432
iShares MSCI Emerging Markets ETF	17,500	736,925

Total Exchange-Traded Funds (cost $2,558,943)		2,653,357
Preferred Stocks 1.5%
Brazil 1.4%
Cia de Saneamento do Parana (PRFC)	76,600	355,938
Cia Paranaense de Energia (PRFC)	8,500	145,623
Itausa - Investimentos Itau SA (PRFC)	375,700	1,122,030
Petroleo Brasileiro SA (PRFC)	184,700	1,227,423
		2,851,014
Germany 0.0%
Sartorius AG (PRFC)	387	90,189

PGIM QMA International Equity Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Shares	Value
Preferred Stocks (Continued)
South Korea 0.1%
Samsung Electronics Co. Ltd. (PRFC)	7,630	$ 300,003

Total Preferred Stocks (cost $2,681,484)		3,241,206

Total Long-Term Investments (cost $185,725,589)		210,208,397
Short-Term Investments 0.9%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	114,987	114,987
PGIM Institutional Money Market Fund (cost $1,866,736; includes $1,863,030 of cash collateral for securities on loan)(b)(w)	1,866,592	1,866,965

Total Short-Term Investments (cost $1,981,723)		1,981,952

TOTAL INVESTMENTS 100.5% (cost $187,707,312)		212,190,349
Liabilities in excess of other assets (0.5)%		(1,111,040)

Net Assets 100.0%		$ 211,079,309

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR—American Depositary Receipt
CDI—Chess Depository Interest
EAFE—Europe, Australasia, Far East
ETF—Exchange-Traded Fund
GDR—Global Depositary Receipt
MSCI—Morgan Stanley Capital International
PJSC—Public Joint-Stock Company
PRFC—Preference Shares
REITs—Real Estate Investment Trust
UTS—Unit Trust Security

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,633,815; cash collateral of $1,863,030 (included in liabilities) was received with which the Series purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Series, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

PGIM QMA International Equity Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Other information regarding the Series is available in the Series’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).